Note 16 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31, 2015
	Banking	Consumer Finance	Total Company
Net interest income	$30,175	$3,320	$33,495
Provision expense	1,055	35	1,090
Noninterest income	7,880	717	8,597
Noninterest expense	26,983	2,636	29,619
Tax expense	2,347	462	2,809
Net income	7,670	904	8,574
Assets	782,715	13,570	796,285
	Year Ended December 31, 2014
	Banking	Consumer Finance	Total Company
Net interest income	$30,172	$3,308	$33,480
Provision expense	2,645	142	2,787
Noninterest income	8,897	896	9,793
Noninterest expense	26,806	2,487	29,293
Tax expense	2,587	533	3,120
Net income	7,031	1,042	8,073
Assets	764,510	14,158	778,668
	Year Ended December 31, 2013
	Banking	Consumer Finance	Total Company
Net interest income	$29,141	$3,244	$32,385
Provision expense	364	113	477
Noninterest income	7,711	807	8,518
Noninterest expense	26,914	2,461	29,375
Tax expense	2,440	499	2,939
Net income	7,134	978	8,112
Assets	732,905	14,463	747,368